S-K 1603(c) Fiduciary Duties to Other Companies	Nov. 10, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities, including (in the case of Jurgen Van de Vyver, our CFO) Launch One Acquisition Corp., Launch Two Acquisition Corp. and Wen Acquisition Corp, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, including (in the case of Jurgen Van de Vyver, our CFO) Launch One Acquisition Corp., Launch Two Acquisition Corp. and Wen Acquisition Corp, he or she may honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity first (unless such opportunity was presented to such individuals in his or her capacity as an officer or director of our company), subject to their fiduciary duties under Cayman Islands law, and only present it to us if such entities reject the opportunity and he or she determines to present the opportunity to us (including as described above). These conflicts may not be resolved in our favor and a potential target business may be presented to another entity prior to its presentation to us. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Max Shapiro	Cadenza	Investing	Co-Founder and Managing Partner
Jurgen van de Vyver	Launchpad Capital	Investing	Partner
	Launch One Acquisition Corp.	Blank check company	Chief Financial Officer
	Launch Two Acquisition Corp.	Blank check company	Chief Financial Officer
	Wen Acquisition Corp	Blank check company	Chief Financial Officer
Kumar Dandapani	Cadenza	Investing	Co-Founder and Managing Partner
Sean O’Malley	Scale360.AI	AI managed service provider	Chief Executive Officer
	SmartBiz Bank, N.A.	Banking	Director

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other material management relationships:

Individual	Entity	Entity’s Business	Affiliation
Max Shapiro	Cadenza	Investing	Co-Founder and Managing Partner
Jurgen van de Vyver	Launchpad Capital	Investing	Partner
	Launch One Acquisition Corp.	Blank check company	Chief Financial Officer
	Launch Two Acquisition Corp.	Blank check company	Chief Financial Officer
	Wen Acquisition Corp	Blank check company	Chief Financial Officer
Kumar Dandapani	Cadenza	Investing	Co-Founder and Managing Partner
Sean O’Malley	Scale360.AI	AI managed service provider	Chief Executive Officer
	SmartBiz Bank, N.A.	Banking	Director